Stockholders' equity (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Stockholders Equity Details Narrative
Authorized amount for repuchase of common stock	$ 364	$ 572	$ 368
Common stock repurchased during period	124,849	213,498	164,311
Common stock repurchased removed during the period	0	34,000	0
Preferred stock authorized for sale	$ 100
Dividend	$ 0	$ 0	$ 0